FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2018
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT

9. FAIR VALUE MEASUREMENT

The Company measures at fair value its financial assets and liabilities by using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. Fair value is the price that would be received from the sale of an asset or paid to transfer a liability (i.e., an exit price) on the measurement date in an orderly transaction between market participants.

As of December 31, 2017 and 2018, the following financial assets and liabilities were measured at fair value on a recurring basis in periods subsequent to their initial recognition using the type of inputs shown as follows:

	Fair Value Measurements Using
	Total Fair	Quoted Prices	Significant
	Value and	in Active	Other	Significant
	Carrying	Markets for	Observable	Unobservable
	Value on the	Identical Assets	Inputs	Inputs
At December 31, 2018	Balance Sheets	(Level 1)	(Level 2)	(Level 3)
	$	$	$	$
Assets:
Foreign exchange forward contracts	4,166	—	4,166	—
Foreign exchange option contracts	1	—	1	—
Interest rate swap	3,810	—	3,810	—
Total assets	7,977	—	7,977	—

Liabilities:
Foreign exchange forward contracts	13,480	—	13,480	—
Foreign exchange option contracts	218		218
Total liabilities	13,698	—	13,698	—

	Fair Value Measurements Using
	Total Fair	Quoted Prices	Significant
	Value and	in Active	Other	Significant
	Carrying	Markets for	Observable	Unobservable
	Value on the	Identical Assets	Inputs	Inputs
At December 31, 2017	Balance Sheets	(Level 1)	(Level 2)	(Level 3)
	$	$	$	$
Assets:
Foreign exchange forward contracts	12,316	—	12,316	—
Commodity hedge	3,416	—	3,416	—
Interest rate swap	11,379	—	11,379	—
Total assets	27,111	—	27,111	—

Liabilities:
Interest rate swap	1,359	—	1,359	—
Foreign exchange forward contracts	5,121	—	5,121	—
Total liabilities	6,480	—	6,480	—

Foreign exchange option and forward contracts

The Company entered into certain foreign currency derivative contracts to protect against volatility of future cash flows caused by the changes in foreign exchange rates. The foreign currency derivative contracts do not qualify for hedge accounting and, as a result, the changes in fair value of the foreign currency derivative contracts are recognized in the consolidated statements of operations.

The Company’s foreign currency derivative instruments relate to foreign exchange options or forward contracts involving major currencies such as Canadian dollars, British pounds, European euros and Japanese yen. Since its derivative instruments are not traded on an exchange, the Company values them using valuation models. Interest rate yield curves and foreign exchange rates are the significant inputs into these valuation models. These inputs are observable in active markets over the terms of the instruments the Company holds, and accordingly, the fair value measurements are classified as Level 2 in the hierarchy. The Company considers the effect of its own credit standing and that of its counterparties in valuations of its derivative financial instruments.

Commodity hedge

During the year ended December 31, 2015, the Company entered into a fixed for floating energy commodity swap with a financial institution to hedge cash flows associated with electricity sales of the Astoria project in the U.S. for the period between expected COD and commencement of the long term PPA with the off taker in January 2019. The swap contract was designated as a cash flow hedge at inception and is anticipated to be effective through its two-year term that ends on December 31, 2018. The fair value of the swap contract was $3,416 and $nil, an asset position, recorded in derivative assets on the balance sheet at December 31, 2017 and 2018, respectively. The effective portion of gains and losses on derivatives designated as cash flow hedges are initially deferred in other comprehensive income before being recognized in the statements of operations in the same period as the hedged transactions are reflected in earnings. Gains and losses on derivatives that are not designated or fail to qualify as effective hedges are recognized in the statements of operations as incurred.

Fair value of the commodity swap is determined using pricing models developed based on the underlying commodity price of electricity and adjusted to reflect nonperformance risk of the counterparty and the Company, as necessary, which are considered Level 2 inputs.

Interest rate swap

During the year ended December 31, 2016, the Company entered into fixed for floating interest rate swaps with two financial institutions to hedge the interest rate risk on its project debts obtained in the United Kingdom with notional amount totaling GBP78.4 million ($96.8 million), which will expire between 2033 and 2034. The interest rate swaps had been designated as cash flow hedges for accounting purposes.

Together with interest rate swap contracts of total notional amounts of approximately $399.0 million entered into for Recurrent projects upon the exercise of the swaption and designated as cash flow hedges, the total estimated fair value of the swap contracts was recorded as derivative assets of $3,810 and derivative liabilities of $nil on the balance sheet as of December 31, 2018. The effective portion of gains and losses on derivatives designated as cash flow hedges are initially deferred in other comprehensive income before being recognized in the statements of operations in the same period as the hedged transactions are reflected in earnings. Gains and losses on derivatives that are not designated or fail to qualify as effective hedges are recognized in the statements of operations as incurred.

The estimated fair value of interest rate swaps was measured based on observable market data, which are considered Level 2 inputs.

The fair value of derivative instruments on the consolidated balance sheets as of December 31, 2017 and 2018 and the effect of derivative instruments on the consolidated statements of operations for the years ended December 31, 2016, 2017 and 2018 are as follows:

	Fair Value of Derivative Assets
	At December 31, 2017		At December 31, 2018
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
		$		$
Foreign exchange forward contracts	Derivative assets— current	12,316	Derivative assets—current	4,166
Foreign exchange option contracts	Derivative assets— current	—	Derivative assets—current	1
Commodity hedge	Derivative assets—current	3,416	Derivative assets—current	—
Interest rate swap	Derivative assets— current	468	Derivative assets—current	594
Commodity hedge	Derivative assets— non-current	—	Derivative assets—non-current	—
Interest rate swap	Derivative assets—non-current	10,911	Derivative assets—non-current	3,216
	Total	27,111	Total	7,977

	Fair Value of Derivative Liabilities
	At December 31, 2017		At December 31, 2018
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
		$		$
Foreign exchange forward contracts	Derivative liabilities—current	5,120	Derivative liabilities—current	13,480
Foreign exchange option contracts	Derivative liabilities—current	—	Derivative liabilities—current	218
Warrants	Derivative liabilities—current	—	Derivative liabilities—current	—
Interest rate swap	Derivative liabilities—current	1,001	Derivative liabilities—current	—
Interest rate swap	Derivative liabilities—non-current	359	Derivative liabilities—non-current	—
	Total	6,480	Total	13,698

		Amount of Gain (Loss)
		Recognized in Statements
	Location of	of Operations
	Gain (Loss) Recognized	Years Ended December 31
	in Statements of Operations	2016	2017	2018
		$	$	$
Foreign exchange forward contracts	Gain (loss) on change in fair value of derivatives	4,798	(2,638)	(16,414)
Foreign exchange option contracts	Gain (loss) on change in fair value of derivatives	—	—	(2,023)
Warrants	Gain (loss) on change in fair value of derivatives	24,554	711	—
Commodity hedge	Gain (loss) on change in fair value of derivatives	75	—	—
Interest rate swaption	Gain (loss) on change in fair value of derivatives	(4,335)	—	—
Interest rate swap	Gain (loss) on change in fair value of derivatives	2,230	1,655	(793)
	Total	27,322	(272)	(19,230)

The Company measures certain long-lived assets or long-term investments at fair value on a non-recurring basis in periods after initial measurement in circumstances when the fair value of such assets is below its recorded cost and impairment is required.

The Company recorded impairment charges for certain manufacturing asset group of $22,757,  $11,626 and $30,968 for the years ended December 31, 2016, 2017 and 2018, respectively. The fair value of these assets was measured based on prices offered by unrelated third-party willing buyers and classified as level 3 fair value measurements as the offering prices are not observable. The impairment was recorded in general and administrative expenses of the MSS segment.

The Company also holds financial instruments that are not recorded at fair value in the consolidated balance sheets, but whose fair value is required to be disclosed under the U.S. GAAP.

The carrying values of cash and cash equivalents, restricted cash, trade receivables, billed and unbilled, amounts due from related parties, accounts payables, short-term notes payable, amounts due to related parties and short-term borrowings approximate their fair values due to the short-term maturity of these instruments. Long-term borrowings were $404,341 and $393,614 as of December 31, 2017 and 2018, respectively, which approximate their fair values since most of the borrowings contain variable interest rates. The fair value of long-term borrowings was measured based on discounted cash flow approach, which is classified as level 2 as the key inputs can be corroborated with market data.

The carrying value of the Company’s outstanding convertible notes was $126.5 million and $127.4 million as of December 31, 2017 and 2018, respectively, which approximates the fair value.